Shareholder Report, Average Annual Return (Details) LMF6000_Western Asset Short Duration Municipal Income Fund_Class C2_TSR Annual {Class C2}	12 Months Ended	60 Months Ended	64 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Class C2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C2
Average Annual Return, Percent	3.84%	1.11%	1.12%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	1.56%
Bloomberg Municipal 3 Year (2-4) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Average Annual Return, Percent	4.38%	1.60%	1.57%